Shareholder Report, Holdings (Details)	Jun. 30, 2025
Invesco EQV European Small Company Fund - Class A | Diploma PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[1]
Invesco EQV European Small Company Fund - Class A | Kardex Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%	[1]
Invesco EQV European Small Company Fund - Class A | Neurones [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%	[1]
Invesco EQV European Small Company Fund - Class A | Kaufman & Broad S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%	[1]
Invesco EQV European Small Company Fund - Class A | Moltiply Group S.p.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[1]
Invesco EQV European Small Company Fund - Class A | Exail Technologies S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.75%	[1]
Invesco EQV European Small Company Fund - Class A | ME Group International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%	[1]
Invesco EQV European Small Company Fund - Class A | flatexDEGIRO AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
Invesco EQV European Small Company Fund - Class A | CTS Eventim AG & Co. KGaA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[1]
Invesco EQV European Small Company Fund - Class A | SBM Offshore N.V. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%	[1]
Invesco EQV European Small Company Fund - Class A | Other Sectors, each less than 2% of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Invesco EQV European Small Company Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Invesco EQV European Small Company Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
Invesco EQV European Small Company Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Invesco EQV European Small Company Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Invesco EQV European Small Company Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Invesco EQV European Small Company Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Invesco EQV European Small Company Fund - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Invesco EQV European Small Company Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Invesco EQV European Small Company Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Invesco EQV European Small Company Fund - Class A | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Invesco EQV European Small Company Fund - Class C | Diploma PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[1]
Invesco EQV European Small Company Fund - Class C | Kardex Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%	[1]
Invesco EQV European Small Company Fund - Class C | Neurones [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%	[1]
Invesco EQV European Small Company Fund - Class C | Kaufman & Broad S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%	[1]
Invesco EQV European Small Company Fund - Class C | Moltiply Group S.p.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[1]
Invesco EQV European Small Company Fund - Class C | Exail Technologies S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.75%	[1]
Invesco EQV European Small Company Fund - Class C | ME Group International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%	[1]
Invesco EQV European Small Company Fund - Class C | flatexDEGIRO AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
Invesco EQV European Small Company Fund - Class C | CTS Eventim AG & Co. KGaA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[1]
Invesco EQV European Small Company Fund - Class C | SBM Offshore N.V. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%	[1]
Invesco EQV European Small Company Fund - Class C | Other Sectors, each less than 2% of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Invesco EQV European Small Company Fund - Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Invesco EQV European Small Company Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
Invesco EQV European Small Company Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Invesco EQV European Small Company Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Invesco EQV European Small Company Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Invesco EQV European Small Company Fund - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Invesco EQV European Small Company Fund - Class C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Invesco EQV European Small Company Fund - Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Invesco EQV European Small Company Fund - Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Invesco EQV European Small Company Fund - Class C | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Invesco EQV European Small Company Fund - Class Y | Diploma PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[1]
Invesco EQV European Small Company Fund - Class Y | Kardex Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%	[1]
Invesco EQV European Small Company Fund - Class Y | Neurones [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%	[1]
Invesco EQV European Small Company Fund - Class Y | Kaufman & Broad S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%	[1]
Invesco EQV European Small Company Fund - Class Y | Moltiply Group S.p.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[1]
Invesco EQV European Small Company Fund - Class Y | Exail Technologies S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.75%	[1]
Invesco EQV European Small Company Fund - Class Y | ME Group International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%	[1]
Invesco EQV European Small Company Fund - Class Y | flatexDEGIRO AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
Invesco EQV European Small Company Fund - Class Y | CTS Eventim AG & Co. KGaA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[1]
Invesco EQV European Small Company Fund - Class Y | SBM Offshore N.V. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%	[1]
Invesco EQV European Small Company Fund - Class Y | Other Sectors, each less than 2% of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Invesco EQV European Small Company Fund - Class Y | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Invesco EQV European Small Company Fund - Class Y | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
Invesco EQV European Small Company Fund - Class Y | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Invesco EQV European Small Company Fund - Class Y | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Invesco EQV European Small Company Fund - Class Y | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Invesco EQV European Small Company Fund - Class Y | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Invesco EQV European Small Company Fund - Class Y | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Invesco EQV European Small Company Fund - Class Y | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Invesco EQV European Small Company Fund - Class Y | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Invesco EQV European Small Company Fund - Class Y | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Invesco EQV European Small Company Fund - Class R6 | Diploma PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[1]
Invesco EQV European Small Company Fund - Class R6 | Kardex Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%	[1]
Invesco EQV European Small Company Fund - Class R6 | Neurones [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%	[1]
Invesco EQV European Small Company Fund - Class R6 | Kaufman & Broad S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%	[1]
Invesco EQV European Small Company Fund - Class R6 | Moltiply Group S.p.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[1]
Invesco EQV European Small Company Fund - Class R6 | Exail Technologies S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.75%	[1]
Invesco EQV European Small Company Fund - Class R6 | ME Group International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%	[1]
Invesco EQV European Small Company Fund - Class R6 | flatexDEGIRO AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
Invesco EQV European Small Company Fund - Class R6 | CTS Eventim AG & Co. KGaA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[1]
Invesco EQV European Small Company Fund - Class R6 | SBM Offshore N.V. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%	[1]
Invesco EQV European Small Company Fund - Class R6 | Other Sectors, each less than 2% of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Invesco EQV European Small Company Fund - Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Invesco EQV European Small Company Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
Invesco EQV European Small Company Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Invesco EQV European Small Company Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Invesco EQV European Small Company Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Invesco EQV European Small Company Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Invesco EQV European Small Company Fund - Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Invesco EQV European Small Company Fund - Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Invesco EQV European Small Company Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Invesco EQV European Small Company Fund - Class R6 | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Invesco EQV International Small Company Fund - Class A | Exail Technologies S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.46%	[1]
Invesco EQV International Small Company Fund - Class A | ME Group International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%	[1]
Invesco EQV International Small Company Fund - Class A | flatexDEGIRO AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%	[1]
Invesco EQV International Small Company Fund - Class A | E-L Financial Corp. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%	[1]
Invesco EQV International Small Company Fund - Class A | CTS Eventim AG & Co. KGaA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[1]
Invesco EQV International Small Company Fund - Class A | SBM Offshore N.V. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[1]
Invesco EQV International Small Company Fund - Class A | Bankinter S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%	[1]
Invesco EQV International Small Company Fund - Class A | Scout24 SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[1]
Invesco EQV International Small Company Fund - Class A | Planisware [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[1]
Invesco EQV International Small Company Fund - Class A | Amplifon S.p.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[1]
Invesco EQV International Small Company Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Invesco EQV International Small Company Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Invesco EQV International Small Company Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Invesco EQV International Small Company Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Invesco EQV International Small Company Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Invesco EQV International Small Company Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Invesco EQV International Small Company Fund - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Invesco EQV International Small Company Fund - Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Invesco EQV International Small Company Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Invesco EQV International Small Company Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Invesco EQV International Small Company Fund - Class A | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Invesco EQV International Small Company Fund - Class C | Exail Technologies S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.46%	[1]
Invesco EQV International Small Company Fund - Class C | ME Group International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%	[1]
Invesco EQV International Small Company Fund - Class C | flatexDEGIRO AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%	[1]
Invesco EQV International Small Company Fund - Class C | E-L Financial Corp. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%	[1]
Invesco EQV International Small Company Fund - Class C | CTS Eventim AG & Co. KGaA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[1]
Invesco EQV International Small Company Fund - Class C | SBM Offshore N.V. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[1]
Invesco EQV International Small Company Fund - Class C | Bankinter S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%	[1]
Invesco EQV International Small Company Fund - Class C | Scout24 SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[1]
Invesco EQV International Small Company Fund - Class C | Planisware [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[1]
Invesco EQV International Small Company Fund - Class C | Amplifon S.p.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[1]
Invesco EQV International Small Company Fund - Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Invesco EQV International Small Company Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Invesco EQV International Small Company Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Invesco EQV International Small Company Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Invesco EQV International Small Company Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Invesco EQV International Small Company Fund - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Invesco EQV International Small Company Fund - Class C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Invesco EQV International Small Company Fund - Class C | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Invesco EQV International Small Company Fund - Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Invesco EQV International Small Company Fund - Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Invesco EQV International Small Company Fund - Class C | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Invesco EQV International Small Company Fund - Class Y | Exail Technologies S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.46%	[1]
Invesco EQV International Small Company Fund - Class Y | ME Group International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%	[1]
Invesco EQV International Small Company Fund - Class Y | flatexDEGIRO AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%	[1]
Invesco EQV International Small Company Fund - Class Y | E-L Financial Corp. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%	[1]
Invesco EQV International Small Company Fund - Class Y | CTS Eventim AG & Co. KGaA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[1]
Invesco EQV International Small Company Fund - Class Y | SBM Offshore N.V. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[1]
Invesco EQV International Small Company Fund - Class Y | Bankinter S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%	[1]
Invesco EQV International Small Company Fund - Class Y | Scout24 SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[1]
Invesco EQV International Small Company Fund - Class Y | Planisware [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[1]
Invesco EQV International Small Company Fund - Class Y | Amplifon S.p.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[1]
Invesco EQV International Small Company Fund - Class Y | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Invesco EQV International Small Company Fund - Class Y | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Invesco EQV International Small Company Fund - Class Y | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Invesco EQV International Small Company Fund - Class Y | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Invesco EQV International Small Company Fund - Class Y | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Invesco EQV International Small Company Fund - Class Y | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Invesco EQV International Small Company Fund - Class Y | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Invesco EQV International Small Company Fund - Class Y | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Invesco EQV International Small Company Fund - Class Y | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Invesco EQV International Small Company Fund - Class Y | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Invesco EQV International Small Company Fund - Class Y | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Invesco EQV International Small Company Fund - Class R5 | Exail Technologies S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.46%	[1]
Invesco EQV International Small Company Fund - Class R5 | ME Group International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%	[1]
Invesco EQV International Small Company Fund - Class R5 | flatexDEGIRO AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%	[1]
Invesco EQV International Small Company Fund - Class R5 | E-L Financial Corp. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%	[1]
Invesco EQV International Small Company Fund - Class R5 | CTS Eventim AG & Co. KGaA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[1]
Invesco EQV International Small Company Fund - Class R5 | SBM Offshore N.V. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[1]
Invesco EQV International Small Company Fund - Class R5 | Bankinter S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%	[1]
Invesco EQV International Small Company Fund - Class R5 | Scout24 SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[1]
Invesco EQV International Small Company Fund - Class R5 | Planisware [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[1]
Invesco EQV International Small Company Fund - Class R5 | Amplifon S.p.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[1]
Invesco EQV International Small Company Fund - Class R5 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Invesco EQV International Small Company Fund - Class R5 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Invesco EQV International Small Company Fund - Class R5 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Invesco EQV International Small Company Fund - Class R5 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Invesco EQV International Small Company Fund - Class R5 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Invesco EQV International Small Company Fund - Class R5 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Invesco EQV International Small Company Fund - Class R5 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Invesco EQV International Small Company Fund - Class R5 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Invesco EQV International Small Company Fund - Class R5 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Invesco EQV International Small Company Fund - Class R5 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Invesco EQV International Small Company Fund - Class R5 | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Invesco EQV International Small Company Fund - Class R6 | Exail Technologies S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.46%	[1]
Invesco EQV International Small Company Fund - Class R6 | ME Group International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%	[1]
Invesco EQV International Small Company Fund - Class R6 | flatexDEGIRO AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%	[1]
Invesco EQV International Small Company Fund - Class R6 | E-L Financial Corp. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%	[1]
Invesco EQV International Small Company Fund - Class R6 | CTS Eventim AG & Co. KGaA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[1]
Invesco EQV International Small Company Fund - Class R6 | SBM Offshore N.V. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[1]
Invesco EQV International Small Company Fund - Class R6 | Bankinter S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%	[1]
Invesco EQV International Small Company Fund - Class R6 | Scout24 SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[1]
Invesco EQV International Small Company Fund - Class R6 | Planisware [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[1]
Invesco EQV International Small Company Fund - Class R6 | Amplifon S.p.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[1]
Invesco EQV International Small Company Fund - Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Invesco EQV International Small Company Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Invesco EQV International Small Company Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Invesco EQV International Small Company Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Invesco EQV International Small Company Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Invesco EQV International Small Company Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Invesco EQV International Small Company Fund - Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Invesco EQV International Small Company Fund - Class R6 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Invesco EQV International Small Company Fund - Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Invesco EQV International Small Company Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Invesco EQV International Small Company Fund - Class R6 | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Invesco Global Core Equity Fund - Class A | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.92%	[1]
Invesco Global Core Equity Fund - Class A | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.84%	[1]
Invesco Global Core Equity Fund - Class A | Threei Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]
Invesco Global Core Equity Fund - Class A | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]
Invesco Global Core Equity Fund - Class A | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.47%	[1]
Invesco Global Core Equity Fund - Class A | Constellation Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%	[1]
Invesco Global Core Equity Fund - Class A | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%	[1]
Invesco Global Core Equity Fund - Class A | Canadian Pacific Kansas City Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
Invesco Global Core Equity Fund - Class A | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
Invesco Global Core Equity Fund - Class A | Mastercard, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[1]
Invesco Global Core Equity Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Invesco Global Core Equity Fund - Class A | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Invesco Global Core Equity Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Invesco Global Core Equity Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Invesco Global Core Equity Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Invesco Global Core Equity Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
Invesco Global Core Equity Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Invesco Global Core Equity Fund - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Invesco Global Core Equity Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Invesco Global Core Equity Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Invesco Global Core Equity Fund - Class A | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Invesco Global Core Equity Fund - Class C | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.92%	[1]
Invesco Global Core Equity Fund - Class C | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.84%	[1]
Invesco Global Core Equity Fund - Class C | Threei Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]
Invesco Global Core Equity Fund - Class C | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]
Invesco Global Core Equity Fund - Class C | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.47%	[1]
Invesco Global Core Equity Fund - Class C | Constellation Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%	[1]
Invesco Global Core Equity Fund - Class C | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%	[1]
Invesco Global Core Equity Fund - Class C | Canadian Pacific Kansas City Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
Invesco Global Core Equity Fund - Class C | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
Invesco Global Core Equity Fund - Class C | Mastercard, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[1]
Invesco Global Core Equity Fund - Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Invesco Global Core Equity Fund - Class C | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Invesco Global Core Equity Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Invesco Global Core Equity Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Invesco Global Core Equity Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Invesco Global Core Equity Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
Invesco Global Core Equity Fund - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Invesco Global Core Equity Fund - Class C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Invesco Global Core Equity Fund - Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Invesco Global Core Equity Fund - Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Invesco Global Core Equity Fund - Class C | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Invesco Global Core Equity Fund - Class R | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.92%	[1]
Invesco Global Core Equity Fund - Class R | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.84%	[1]
Invesco Global Core Equity Fund - Class R | Threei Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]
Invesco Global Core Equity Fund - Class R | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]
Invesco Global Core Equity Fund - Class R | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.47%	[1]
Invesco Global Core Equity Fund - Class R | Constellation Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%	[1]
Invesco Global Core Equity Fund - Class R | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%	[1]
Invesco Global Core Equity Fund - Class R | Canadian Pacific Kansas City Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
Invesco Global Core Equity Fund - Class R | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
Invesco Global Core Equity Fund - Class R | Mastercard, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[1]
Invesco Global Core Equity Fund - Class R | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Invesco Global Core Equity Fund - Class R | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Invesco Global Core Equity Fund - Class R | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Invesco Global Core Equity Fund - Class R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Invesco Global Core Equity Fund - Class R | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Invesco Global Core Equity Fund - Class R | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
Invesco Global Core Equity Fund - Class R | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Invesco Global Core Equity Fund - Class R | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Invesco Global Core Equity Fund - Class R | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Invesco Global Core Equity Fund - Class R | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Invesco Global Core Equity Fund - Class R | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Invesco Global Core Equity Fund - Class Y | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.92%	[1]
Invesco Global Core Equity Fund - Class Y | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.84%	[1]
Invesco Global Core Equity Fund - Class Y | Threei Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]
Invesco Global Core Equity Fund - Class Y | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]
Invesco Global Core Equity Fund - Class Y | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.47%	[1]
Invesco Global Core Equity Fund - Class Y | Constellation Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%	[1]
Invesco Global Core Equity Fund - Class Y | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%	[1]
Invesco Global Core Equity Fund - Class Y | Canadian Pacific Kansas City Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
Invesco Global Core Equity Fund - Class Y | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
Invesco Global Core Equity Fund - Class Y | Mastercard, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[1]
Invesco Global Core Equity Fund - Class Y | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Invesco Global Core Equity Fund - Class Y | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Invesco Global Core Equity Fund - Class Y | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Invesco Global Core Equity Fund - Class Y | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Invesco Global Core Equity Fund - Class Y | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Invesco Global Core Equity Fund - Class Y | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
Invesco Global Core Equity Fund - Class Y | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Invesco Global Core Equity Fund - Class Y | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Invesco Global Core Equity Fund - Class Y | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Invesco Global Core Equity Fund - Class Y | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Invesco Global Core Equity Fund - Class Y | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Invesco Global Core Equity Fund - Class R5 | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.92%	[1]
Invesco Global Core Equity Fund - Class R5 | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.84%	[1]
Invesco Global Core Equity Fund - Class R5 | Threei Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]
Invesco Global Core Equity Fund - Class R5 | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]
Invesco Global Core Equity Fund - Class R5 | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.47%	[1]
Invesco Global Core Equity Fund - Class R5 | Constellation Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%	[1]
Invesco Global Core Equity Fund - Class R5 | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%	[1]
Invesco Global Core Equity Fund - Class R5 | Canadian Pacific Kansas City Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
Invesco Global Core Equity Fund - Class R5 | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
Invesco Global Core Equity Fund - Class R5 | Mastercard, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[1]
Invesco Global Core Equity Fund - Class R5 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Invesco Global Core Equity Fund - Class R5 | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Invesco Global Core Equity Fund - Class R5 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Invesco Global Core Equity Fund - Class R5 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Invesco Global Core Equity Fund - Class R5 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Invesco Global Core Equity Fund - Class R5 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
Invesco Global Core Equity Fund - Class R5 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Invesco Global Core Equity Fund - Class R5 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Invesco Global Core Equity Fund - Class R5 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Invesco Global Core Equity Fund - Class R5 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Invesco Global Core Equity Fund - Class R5 | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Invesco Global Core Equity Fund - Class R6 | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.92%	[1]
Invesco Global Core Equity Fund - Class R6 | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.84%	[1]
Invesco Global Core Equity Fund - Class R6 | Threei Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]
Invesco Global Core Equity Fund - Class R6 | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]
Invesco Global Core Equity Fund - Class R6 | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.47%	[1]
Invesco Global Core Equity Fund - Class R6 | Constellation Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%	[1]
Invesco Global Core Equity Fund - Class R6 | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%	[1]
Invesco Global Core Equity Fund - Class R6 | Canadian Pacific Kansas City Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
Invesco Global Core Equity Fund - Class R6 | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
Invesco Global Core Equity Fund - Class R6 | Mastercard, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[1]
Invesco Global Core Equity Fund - Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Invesco Global Core Equity Fund - Class R6 | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Invesco Global Core Equity Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Invesco Global Core Equity Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Invesco Global Core Equity Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Invesco Global Core Equity Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
Invesco Global Core Equity Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Invesco Global Core Equity Fund - Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Invesco Global Core Equity Fund - Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Invesco Global Core Equity Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Invesco Global Core Equity Fund - Class R6 | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Invesco Small Cap Equity Fund - Class A | Piper Sandler Cos. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[1]
Invesco Small Cap Equity Fund - Class A | ITT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%	[1]
Invesco Small Cap Equity Fund - Class A | Encompass Health Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%	[1]
Invesco Small Cap Equity Fund - Class A | Pinnacle Financial Partners, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
Invesco Small Cap Equity Fund - Class A | AeroVironment, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[1]
Invesco Small Cap Equity Fund - Class A | Bancorp, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[1]
Invesco Small Cap Equity Fund - Class A | REV Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[1]
Invesco Small Cap Equity Fund - Class A | Applied Industrial Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%	[1]
Invesco Small Cap Equity Fund - Class A | Skyward Specialty Insurance Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[1]
Invesco Small Cap Equity Fund - Class A | Flex Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[1]
Invesco Small Cap Equity Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Invesco Small Cap Equity Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Invesco Small Cap Equity Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Invesco Small Cap Equity Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Invesco Small Cap Equity Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Invesco Small Cap Equity Fund - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Invesco Small Cap Equity Fund - Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Invesco Small Cap Equity Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Invesco Small Cap Equity Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Invesco Small Cap Equity Fund - Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Invesco Small Cap Equity Fund - Class A | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Invesco Small Cap Equity Fund - Class C | Piper Sandler Cos. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[1]
Invesco Small Cap Equity Fund - Class C | ITT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%	[1]
Invesco Small Cap Equity Fund - Class C | Encompass Health Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%	[1]
Invesco Small Cap Equity Fund - Class C | Pinnacle Financial Partners, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
Invesco Small Cap Equity Fund - Class C | AeroVironment, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[1]
Invesco Small Cap Equity Fund - Class C | Bancorp, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[1]
Invesco Small Cap Equity Fund - Class C | REV Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[1]
Invesco Small Cap Equity Fund - Class C | Applied Industrial Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%	[1]
Invesco Small Cap Equity Fund - Class C | Skyward Specialty Insurance Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[1]
Invesco Small Cap Equity Fund - Class C | Flex Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[1]
Invesco Small Cap Equity Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Invesco Small Cap Equity Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Invesco Small Cap Equity Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Invesco Small Cap Equity Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Invesco Small Cap Equity Fund - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Invesco Small Cap Equity Fund - Class C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Invesco Small Cap Equity Fund - Class C | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Invesco Small Cap Equity Fund - Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Invesco Small Cap Equity Fund - Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Invesco Small Cap Equity Fund - Class C | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Invesco Small Cap Equity Fund - Class C | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Invesco Small Cap Equity Fund - Class R | Piper Sandler Cos. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[1]
Invesco Small Cap Equity Fund - Class R | ITT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%	[1]
Invesco Small Cap Equity Fund - Class R | Encompass Health Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%	[1]
Invesco Small Cap Equity Fund - Class R | Pinnacle Financial Partners, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
Invesco Small Cap Equity Fund - Class R | AeroVironment, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[1]
Invesco Small Cap Equity Fund - Class R | Bancorp, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[1]
Invesco Small Cap Equity Fund - Class R | REV Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[1]
Invesco Small Cap Equity Fund - Class R | Applied Industrial Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%	[1]
Invesco Small Cap Equity Fund - Class R | Skyward Specialty Insurance Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[1]
Invesco Small Cap Equity Fund - Class R | Flex Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[1]
Invesco Small Cap Equity Fund - Class R | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Invesco Small Cap Equity Fund - Class R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Invesco Small Cap Equity Fund - Class R | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Invesco Small Cap Equity Fund - Class R | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Invesco Small Cap Equity Fund - Class R | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Invesco Small Cap Equity Fund - Class R | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Invesco Small Cap Equity Fund - Class R | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Invesco Small Cap Equity Fund - Class R | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Invesco Small Cap Equity Fund - Class R | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Invesco Small Cap Equity Fund - Class R | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Invesco Small Cap Equity Fund - Class R | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Invesco Small Cap Equity Fund - Class Y | Piper Sandler Cos. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[1]
Invesco Small Cap Equity Fund - Class Y | ITT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%	[1]
Invesco Small Cap Equity Fund - Class Y | Encompass Health Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%	[1]
Invesco Small Cap Equity Fund - Class Y | Pinnacle Financial Partners, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
Invesco Small Cap Equity Fund - Class Y | AeroVironment, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[1]
Invesco Small Cap Equity Fund - Class Y | Bancorp, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[1]
Invesco Small Cap Equity Fund - Class Y | REV Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[1]
Invesco Small Cap Equity Fund - Class Y | Applied Industrial Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%	[1]
Invesco Small Cap Equity Fund - Class Y | Skyward Specialty Insurance Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[1]
Invesco Small Cap Equity Fund - Class Y | Flex Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[1]
Invesco Small Cap Equity Fund - Class Y | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Invesco Small Cap Equity Fund - Class Y | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Invesco Small Cap Equity Fund - Class Y | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Invesco Small Cap Equity Fund - Class Y | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Invesco Small Cap Equity Fund - Class Y | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Invesco Small Cap Equity Fund - Class Y | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Invesco Small Cap Equity Fund - Class Y | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Invesco Small Cap Equity Fund - Class Y | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Invesco Small Cap Equity Fund - Class Y | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Invesco Small Cap Equity Fund - Class Y | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Invesco Small Cap Equity Fund - Class Y | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Invesco Small Cap Equity Fund - Class R5 | Piper Sandler Cos. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[1]
Invesco Small Cap Equity Fund - Class R5 | ITT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%	[1]
Invesco Small Cap Equity Fund - Class R5 | Encompass Health Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%	[1]
Invesco Small Cap Equity Fund - Class R5 | Pinnacle Financial Partners, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
Invesco Small Cap Equity Fund - Class R5 | AeroVironment, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[1]
Invesco Small Cap Equity Fund - Class R5 | Bancorp, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[1]
Invesco Small Cap Equity Fund - Class R5 | REV Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[1]
Invesco Small Cap Equity Fund - Class R5 | Applied Industrial Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%	[1]
Invesco Small Cap Equity Fund - Class R5 | Skyward Specialty Insurance Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[1]
Invesco Small Cap Equity Fund - Class R5 | Flex Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[1]
Invesco Small Cap Equity Fund - Class R5 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Invesco Small Cap Equity Fund - Class R5 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Invesco Small Cap Equity Fund - Class R5 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Invesco Small Cap Equity Fund - Class R5 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Invesco Small Cap Equity Fund - Class R5 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Invesco Small Cap Equity Fund - Class R5 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Invesco Small Cap Equity Fund - Class R5 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Invesco Small Cap Equity Fund - Class R5 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Invesco Small Cap Equity Fund - Class R5 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Invesco Small Cap Equity Fund - Class R5 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Invesco Small Cap Equity Fund - Class R5 | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Invesco Small Cap Equity Fund - Class R6 | Piper Sandler Cos. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[1]
Invesco Small Cap Equity Fund - Class R6 | ITT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%	[1]
Invesco Small Cap Equity Fund - Class R6 | Encompass Health Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%	[1]
Invesco Small Cap Equity Fund - Class R6 | Pinnacle Financial Partners, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
Invesco Small Cap Equity Fund - Class R6 | AeroVironment, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[1]
Invesco Small Cap Equity Fund - Class R6 | Bancorp, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[1]
Invesco Small Cap Equity Fund - Class R6 | REV Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[1]
Invesco Small Cap Equity Fund - Class R6 | Applied Industrial Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%	[1]
Invesco Small Cap Equity Fund - Class R6 | Skyward Specialty Insurance Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[1]
Invesco Small Cap Equity Fund - Class R6 | Flex Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[1]
Invesco Small Cap Equity Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Invesco Small Cap Equity Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Invesco Small Cap Equity Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Invesco Small Cap Equity Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Invesco Small Cap Equity Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Invesco Small Cap Equity Fund - Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Invesco Small Cap Equity Fund - Class R6 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Invesco Small Cap Equity Fund - Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Invesco Small Cap Equity Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Invesco Small Cap Equity Fund - Class R6 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Invesco Small Cap Equity Fund - Class R6 | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%

[1]	Excluding money market fund holdings, if any.